UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 96.7%
Australia 6.0%
Sydney Airport (Units)	16,268,278	90,905,176
Transurban Group (Units)	12,531,962	116,955,224
(Cost $168,055,217)		207,860,400
Canada 12.8%
Enbridge, Inc.	2,496,704	104,290,292
Kinder Morgan Canada Ltd. 144A	407,529	5,656,904
Pembina Pipeline Corp.	3,932,560	137,982,350
TransCanada Corp.	4,001,050	197,751,756
(Cost $371,182,088)		445,681,302
China 1.2%
ENN Energy Holdings Ltd. (Cost $27,895,554)	5,556,540	40,444,127
France 7.4%
Groupe Eurotunnel SE (Registered)	4,693,254	56,625,994
VINCI SA	2,101,140	199,936,317
(Cost $217,701,463)		256,562,311
Germany 0.5%
Fraport AG (Cost $10,835,876)	178,610	16,986,203
Hong Kong 1.8%
Beijing Enterprises Holdings Ltd.	1,722,200	9,288,504
Hong Kong & China Gas Co., Ltd.	28,329,410	53,288,536
(Cost $57,529,324)		62,577,040
India 1.3%
India Grid Trust (Units), 144A	17,156,286	25,138,214
IRB InvIT Fund (Units), 144A	12,850,000	18,726,141
(Cost $47,066,093)		43,864,355
Indonesia 0.6%
Sarana Menara Nusantara Tbk PT (Cost $18,109,400)	59,727,467	19,802,539
Italy 1.6%
Snam SpA (Cost $46,705,148)	11,263,385	54,294,696
Japan 2.3%
Japan Airport Terminal Co., Ltd.	766,000	27,332,137
Tokyo Gas Co., Ltd.	2,117,960	51,920,982
(Cost $76,997,572)		79,253,119
Mexico 1.2%
Grupo Aeroportuario del Sureste SAB de CV "B"	56,154	1,070,966
Infraestructura Energetica Nova SAB de CV	7,535,307	42,195,236
(Cost $30,417,457)		43,266,202
Netherlands 0.5%
Koninklijke Vopak NV (Cost $16,285,218)	369,815	16,230,264
Spain 4.7%
Cellnex Telecom SA 144A	649,860	14,889,295
Ferrovial SA	6,670,380	146,954,622
(Cost $138,507,816)		161,843,917
United Kingdom 10.3%
National Grid PLC	17,773,688	220,259,033
Severn Trent PLC	2,395,959	69,736,816
United Utilities Group PLC	5,891,145	67,484,413
(Cost $387,208,807)		357,480,262
United States 44.5%
American Tower Corp. (REIT)	1,730,661	236,546,746
American Water Works Co., Inc.	907,297	73,409,400
Aqua America, Inc.	528,860	17,552,863
Cheniere Energy, Inc.*	2,698,211	121,527,423
Consolidated Edison, Inc.	1,503,575	121,308,431
Crown Castle International Corp. (REIT)	1,731,865	173,151,863
Edison International	1,107,860	85,493,556
Eversource Energy	573,126	34,639,735
Kinder Morgan, Inc.	4,479,284	85,912,667
NiSource, Inc.	3,343,758	85,566,767
PG&E Corp.	1,914,839	130,381,388
Sempra Energy	1,512,397	172,609,870
Targa Resources Corp.	628,149	29,711,448
Waste Management, Inc.	472,370	36,972,400
Williams Companies, Inc.	4,628,829	138,911,158
(Cost $1,244,133,191)		1,543,695,715
Total Common Stocks (Cost $2,858,630,224)		3,349,842,452
Master Limited Partnerships 2.2%
United States
Antero Midstream LP (a)	1,195,528	24,472,458
Fairway Energy LP (Units), 144A* (b)	6,190,000	51,454,493
Total Master Limited Partnerships (Cost $89,994,908)		75,926,951
Securities Lending Collateral 0.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (c) (d) (Cost $24,515,037)	24,515,037	24,515,037
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $5,027,156)	5,027,156	5,027,156
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,978,167,325)	99.7	3,455,311,596
Other Assets and Liabilities, Net	0.3	10,342,966
Net Assets	100.0	3,465,654,562

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $24,227,125, which is 0.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2017 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Master Limited Partnerships
Utilities	1,266,291,153	37.0%
Energy	968,195,909	28.3%
Industrials	721,753,684	21.1%
Real Estate	409,698,609	11.9%
Telecommunication Services	34,691,834	1.0%
Financials	25,138,214	0.7%
Total	3,425,769,403	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$207,860,400	$—	$207,860,400
Canada	445,681,302	—	—	445,681,302
China	—	40,444,127	—	40,444,127
France	—	256,562,311	—	256,562,311
Germany	—	16,986,203	—	16,986,203
Hong Kong	—	62,577,040	—	62,577,040
India	43,864,355	—	—	43,864,355
Indonesia	—	19,802,539	—	19,802,539
Italy	—	54,294,696	—	54,294,696
Japan	—	79,253,119	—	79,253,119
Mexico	43,266,202	—	—	43,266,202
Netherlands	—	16,230,264	—	16,230,264
Spain	—	161,843,917	—	161,843,917
United Kingdom	—	357,480,262	—	357,480,262
United States	1,543,695,715	—	—	1,543,695,715
Master Limited Partnerships	24,472,458	—	51,454,493	75,926,951
Short-Term Investments (e)	29,542,193	—	—	29,542,193
Total	$2,130,522,225	$1,273,334,878	$51,454,493	$3,455,311,596

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2016	$58,338,101
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(6,883,608)
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2017	$51,454,493
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(6,883,608)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/17	Valuation Technique(s)	Unobservable Input
Master Limited Partnership: Crude Oil & Refined Products	$ 51,454,493	Market Approach	Last Traded Price Adjusted for Proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable securities index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017